Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (15,603)	SFr (16,635)		SFr (16,635)
Balance at end of period	(15,262)	(15,603)		(15,262)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	31	(15)	SFr (23)	(15)	SFr (31)
Increase/(decrease)	26	47	25	73	43
Increase/(decrease) due to equity method investments	(3)	(3)	(1)	(6)	(17)
Reclassification adjustments, included in net income	(3)	2	7	(1)	13
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	20	46	31	66	39
Balance at end of period	51	31	8	51	8
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,452)	(12,615)	(12,947)	(12,615)	(11,478)
Increase/(decrease)	322	(886)	(1,027)	(564)	(2,498)
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	9	49	4	58	6
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	331	(837)	(1,023)	(506)	(2,492)
Balance at end of period	(13,121)	(13,452)	(13,970)	(13,121)	(13,970)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	65	60	74	60	64
Increase/(decrease)	2	5	(11)	7	(1)
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	0	0	(1)	0	(1)
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	2	5	(12)	7	(2)
Balance at end of period	67	65	62	67	62
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(4,567)	(4,672)	(3,921)	(4,672)	(4,010)
Increase/(decrease)	0	22	6	22	7
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	82	83	86	165	174
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	82	105	92	187	181
Balance at end of period	(4,485)	(4,567)	(3,829)	(4,485)	(3,829)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	579	607	431	607	452
Increase/(decrease)	0	0	0	0	0
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	(25)	(28)	(22)	(53)	(43)
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	(25)	(28)	(22)	(53)	(43)
Balance at end of period	554	579	409	554	409
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	1,741
Increase/(decrease)	(69)	1,266		1,197
Increase/(decrease) due to equity method investments	0	0		0
Reclassification adjustments, included in net income	0	0		0
Cumulative effect of accounting changes, net of tax		475		475
Total increase/(decrease)	(69)	1,741		1,672
Balance at end of period	1,672	1,741		1,672
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(15,603)	(16,635)	(16,386)	(16,635)	(15,003)
Increase/(decrease)	281	454	(1,007)	735	(2,449)
Increase/(decrease) due to equity method investments	(3)	(3)	(1)	(6)	(17)
Reclassification adjustments, included in net income	63	106	74	169	149
Cumulative effect of accounting changes, net of tax		475		475
Total increase/(decrease)	341	1,032	(934)	1,373	(2,317)
Balance at end of period	SFr (15,262)	SFr (15,603)	SFr (17,320)	SFr (15,262)	SFr (17,320)